SCHEDULE OF COMMON STOCK SHARES ISSUED TO OFFICERS AND DIRECTORS (Details) - shares	Sep. 09, 2025	Apr. 10, 2025
Jacob D. Cohen [Member] | Chief Executive Officer and Chairman [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares	500,000	200,000
Antonios Isaac [Member] | President and Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares		60,000
Kenny Myers [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares	100,000	25,000
Alex Hamilton [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares	100,000	25,000
Lorraine D’Alessio [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares	100,000	25,000